Restructuring	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Restructuring

3. Restructuring

In March 2026, the Company announced that it has initiated a formal process to explore and evaluate strategic options to maximize shareholder value, including sale of preclinical and clinical assets, licensing transactions, strategic partnerships or other corporate transactions.

In connection with the evaluation of strategic alternatives, the Company implemented a restructuring plan that included a workforce reduction of approximately 70%. The Company recorded restructuring costs of $0 and $0.5 million during the three and six months ended June 30, 2026, of which $0.4 million is included in research and development expense and $0.1 million is included in general and administrative expense for the six months ended June 30, 2026 in the condensed consolidated statements of operations and comprehensive income (loss). Restructuring costs primarily consisted of employee severance, continuing healthcare benefits and other employee-related costs. The Company made cash payments of $0.5 million during the first quarter of 2026 and made immaterial cash payments in the second quarter of 2026. As of June 30, 2026, there is no remaining restructuring liability balance.

3. Restructuring

In March 2025, the Company implemented a corporate restructuring, which included a reduction in force, designed to improve the Company’s operating model and cost structure.

In connection with the restructuring, the Company implemented a reduction in workforce of approximately 30%, which was initiated in the first quarter of 2025. The Company recorded restructuring costs of $0.6 million, during the year ended December 31, 2025, of which $0.5 million is included in research and development expense and $0.1 million is included in general administrative expense in the consolidated statements of operations and comprehensive loss. Restructuring costs primarily consisted of employee severance, continuing healthcare benefits and other employee-related costs. These benefits were fully paid out during the second quarter of 2025, and there is no remaining restructuring liability as of December 31, 2025.